FIRST TRUST PRIVATE ASSETS FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Number
of Shares		Cost	Fair Value
	COMMON STOCKS - 16.2%
	ENTERPRISE SOFTWARE - 1.7%
3,570	Workrise Technologies, Inc. *,d	$519,792	$550,575

	FINANCIALS - 5.9%
42,727	Chime Financial, Inc. *,b,d	984,894	1,112,845
44,050	Airwallex ESOP Ltd. *,d	544,458	688,623
562	Olinda SAS *,d	83,011	96,116

	FOOD-RETAIL - 0.7%
5,615	Misfits Markets, Inc. *,d	319,637	219,533

	GAMING & ENTERTAINMENT - 3.3%
1,873	Epic Games, Inc. *,d	886,850	1,072,731

	TECHNOLOGY - 4.6%
14,599	Service Titan, Inc. *	1,030,032	1,501,799
	TOTAL COMMON STOCKS - 16.2% (Cost $4,368,674)	4,368,674	5,242,222

	PREFERRED STOCKS - 7.1%
	CONSUMER STAPLES - 4.1%
140,481	Empower Finance, Inc. *,b,d	1,000,000	1,252,796
4,243	Misfits Markets, Inc. *,b,d	180,440	167,196

	FINANCIALS - 1.2%
2,248	Olindas SAS *,b,d	332,045	399,814

	TECHNOLOGY - 1.5%
130,209	Route App, Inc. *,b,d	500,003	500,003
	TOTAL PREFERRED STOCKS - 7.1% (Cost $2,012,488)	2,012,488	2,319,809

	PRIVATE INVESTMENT FUNDS - 64.8%
N/A [c]	137 Holdings AI II, LLC *	640,301	1,051,996
N/A [c]	137 Holdings MS LLC-Series 2024-1 *	270,595	426,538
N/A [c]	137 Holdings RBC, LLC *	1,003,984	1,218,782
N/A [c]	137 Holdings SXVII, LLC *	20,531	46,659
N/A [c]	137 Holdings SXX, LLC *	380,050	819,148
N/A [c]	137 Opportunity Fund, L.P. *	304,631	305,764
N/A [c]	137 Ventures VI, L.P. *	564,145	635,103
N/A [c]	Arlington Capital Partners VI, L.P. *	624,527	705,990
N/A [c]	Bain Capital Fund XI, L.P. *	510,745	540,422
N/A [c]	Bain Capital Fund XII, L.P. *	298,088	371,243
N/A [c]	Fund C-1, A Series of Riot Ventures Opportunity Fund, L.P. *	36,879	37,584
N/A [c]	Hedosophia Investments VI E L.P. *	1,061,412	1,055,598
N/A [c]	Hedosophia Partners III L.P. *	611,692	630,736
N/A [c]	Hedosophia Partners V L.P. *	218,629	215,742
N/A [c]	Hedosophia Partners V Parallel L.P. *	91,095	102,954
N/A [c]	Hedosophia Partners VI L.P. *	524,603	460,003

See accompanying Notes to Consolidated Schedule of Investments.

FIRST TRUST PRIVATE ASSETS FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number
of Shares		Cost	Fair Value
	PRIVATE INVESTMENT FUNDS (Continued)
N/A [c]	HS Investments EU21 *	$35,898	$34,626
N/A [c]	HS Investments EU23 L.P. *	609,411	1,034,330
N/A [c]	HS Investments IV M L.P. *	358,678	426,789
N/A [c]	HS Investments NA18 L.P. *	758,571	1,382,136
N/A [c]	HS Investments V F L.P. *	597,413	815,677
N/A [c]	HS Investments VI A L.P. *	1,000,000	1,001,288
N/A [c]	HS Investments VI B L.P. *	1,017,634	959,110
N/A [c]	KQ Partners L.P. *	452,250	758,176
N/A [c]	Point 72 Hyperscale, L.P. *,a	117,575	119,478
N/A [c]	Quiet ML L.P. *	29,171	28,660
N/A [c]	Quiet OA Access L.P. *	1,250,000	1,250,000
N/A [c]	Quiet T1, L.P. *	206,684	204,625
N/A [c]	Quiet Venture II, L.P. *	314,867	303,238
N/A [c]	Quiet Venture III, L.P. *	677,713	653,254
N/A [c]	RA Capital Nexus Fund II, L.P. *	87,785	120,301
N/A [c]	RA Capital Nexus Fund III, L.P. *	117,648	166,481
N/A [c]	RA Capital Nexus Fund, L.P. *	814,146	586,692
N/A [c]	Reverence Capital Partners Opportunities Fund I L.P. *	351,496	389,355
N/A [c]	Savory Fund III Blocked L.P. *	200,000	244,366
N/A [c]	Seer Capital Partners Fund L.P. *	137,063	156,830
N/A [c]	TPG Tech Adjacencies II Interface *,a	151,902	585,705
N/A [c]	TPG Tech Adjacencies II Interface II *	428,441	274,400
N/A [c]	TPG Tech Adjacencies II Vega, L.P. *	750,000	882,751
	TOTAL PRIVATE INVESTMENT FUNDS - 64.8% (Cost $17,626,253)	17,626,253	21,002,530

	SHORT-TERM INVESTMENTS - 22.2%
7,181,366	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 4.32% [e]	7,181,366	7,181,366
	TOTAL SHORT-TERM INVESTMENTS - 22.2% (Cost $7,181,366)
	TOTAL INVESTMENTS - 110.3% (Cost $31,188,781)	31,188,781	35,745,927
	Liabilities in Excess of Other Assets - (9.7)%		(3,333,888)
	TOTAL NET ASSETS - 100.0%		$32,412,039

*	Non-income producing security.
[a]	Held in FT Investments Sub I LLC, which is a wholly owned subsidiary of the fund.
[b]	Perpetual security. Maturity date is not applicable
[c]	Investment does not issue shares.
[d]	The value of these securities were determined using significant unobserable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[e]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Schedule of Investments.

FIRST TRUST PRIVATE ASSETS FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

	Redemptions	Redemption			Original
Securities With Restrictions On Redemptions	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
137 Holdings AI II, LLC [a]	Not permitted	N/A	$640,301	$1,051,996	2/21/2024
137 Holdings MS LLC-Series 2024-1 [a]	Not permitted	N/A	270,595	426,538	8/20/2024
137 Holdings RBC, LLC [a]	Not permitted	N/A	1,003,984	1,218,782	4/24/2024
137 Holdings SXVII, LLC [a]	Not permitted	N/A	20,531	46,659	4/1/2022
137 Holdings SXX, LLC [a]	Not permitted	N/A	380,050	819,148	7/31/2023
137 Opportunity Fund, LP [a]	Not permitted	N/A	304,631	305,764	4/1/2022
137 Ventures VI, LP [a]	Not permitted	N/A	564,145	635,103	11/28/2023
Arlington Capital Partners VI, L.P. [a]	Not permitted	N/A	624,527	705,990	12/21/2023
Bain Capital Fund XI, L.P. [a]	Not permitted	N/A	510,745	540,422	9/30/2024
Bain Capital Fund XII, L.P. [a]	Not permitted	N/A	298,088	371,243	9/30/2024
Fund C-1, A Series of Riot Ventures Opportunity Fund, L.P. [a]	Not permitted	N/A	36,879	37,584	4/1/2022
Hedosophia Investments VI E L.P. [a]	Not permitted	N/A	1,061,412	1,055,598	12/24/2024
Hedosophia Partners III L.P. [a]	Not permitted	N/A	611,692	630,736	4/1/2022
Hedosophia Partners V L.P. [a]	Not permitted	N/A	218,629	215,742	4/1/2022
Hedosophia Partners V Parallel L.P. [a]	Not permitted	N/A	91,095	102,954	4/1/2022
Hedosophia Partners VI L.P. [a]	Not permitted	N/A	524,603	460,003	5/23/2024
HS Investments EU21 [a]	Not permitted	N/A	35,898	34,626	4/1/2022
HS Investments EU23 L.P. [a]	Not permitted	N/A	609,411	1,034,330	8/23/2023
HS Investments IV M L.P. [a]	Not permitted	N/A	358,678	426,789	3/25/2022
HS Investments NA18 L.P. [a]	Not permitted	N/A	758,571	1,382,136	8/30/2024
HS Investments V F L.P. [a]	Not permitted	N/A	597,413	815,677	7/28/2023
HS Investments VI A L.P. [a]	Not permitted	N/A	1,000,000	1,001,288	7/11/2024
HS Investments VI B L.P. [a]	Not permitted	N/A	1,017,634	959,110	10/15/2024
KQ Partners LP [a]	Not permitted	N/A	452,250	758,176	5/9/2024
Point 72 Hyperscale, L.P. [a]	Not permitted	N/A	117,575	119,478	4/1/2022
Quiet ML L.P. [a]	Not permitted	N/A	29,171	28,660	4/1/2022
Quiet OA Access LP [a]	Not permitted	N/A	1,250,000	1,250,000	9/27/2024
Quiet T1, L.P. [a]	Not permitted	N/A	206,684	204,625	1/29/2024
Quiet Venture II, L.P. [a]	Not permitted	N/A	314,867	303,238	4/1/2022
Quiet Venture III, L.P. [a]	Not permitted	N/A	677,713	653,254	9/8/2023
RA Capital Nexus Fund II, LP [a]	Not permitted	N/A	87,785	120,301	4/1/2022
RA Capital Nexus Fund III, LP [a]	Not permitted	N/A	117,648	166,481	4/1/2022
RA Capital Nexus Fund, LP [a]	Not permitted	N/A	814,146	586,692	4/1/2022
Reverence Capital Partners Opportunities Fund I LP [a]	Not permitted	N/A	351,496	389,355	7/3/2024
Savory Fund III Blocked LP [a]	Not permitted	N/A	200,000	244,366	3/11/2024
Seer Capital Partners Fund LP [a]	Not permitted	N/A	137,063	156,830	4/1/2022
TPG Tech Adjacencies II Interface [a]	Not permitted	N/A	151,902	585,705	12/28/2023
TPG Tech Adjacencies II Interface II [a]	Not permitted	N/A	428,441	274,400	12/29/2023
TPG Tech Adjacencies II Vega, LP [a]	Not permitted	N/A	750,000	882,751	5/16/2024
Totals			$17,626,253	$21,002,530

[a]	Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last business day of each quarter and at such other times as the Board of Trustees (the “Board” and the members thereof, “Trustees”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (in such capacity, the “Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

As a general matter, the fair value of the Fund’s interest in a private Investment Fund will represent the amount that the Fund could reasonably expect to receive from the private Investment Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that Valuation Designee believes to be reliable. The Valuation Designee will determine the fair value of such private Investment Fund based on the most recent final or estimated value reported by the private Investment Fund, as well as any other relevant information available at the time the Valuation Designee values the portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private Investment Fund.

The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the underlying manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with GAAP and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Investment Fund. In other cases, as when an Investment Fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in Investment Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Investment Fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.

Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in Investment Funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.

The Valuation Designee will determine the fair value of its shares of a private company based on numerous factors, including but not limited to market activity or events in the market. Absent such a transaction or event within a year, or as deemed necessary by the Valuation Designee, but in no instance greater than one year from the quarter end in which such event occurred, the Valuation Designee will engage qualified external valuation consultants to provide an independent valuation.

First Trust Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

December 31, 2024 (Unaudited)

Debt securities will generally be valued using a third-party pricing system, agent, or dealer selected by the Valuation Designee, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading units. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuations are determined by the Valuation Designee to represent fair value.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s net assets if the judgments of the Valuation Designee (in reliance on the Investment Funds and/or their administrators) regarding appropriate valuations should prove incorrect. In no event does the Distributor have any responsibility for any valuations of the Fund’s investments (including the accuracy, reliability or completeness thereof) or for the valuation processes utilized for the Fund, and the Distributor disclaims any and all liability for any direct, incidental, or consequential damages arising out of any inaccuracy or incompleteness in valuations. The Distributor has no duty to calculate the NAV of Fund Shares or to inquire into, or liability for, the accuracy of the NAV per Share as calculated by or for the Fund.

Note 2 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

First Trust Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

December 31, 2024 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As such, investments in Investment Funds with a fair value of $21,002,530 are excluded from the fair value hierarchy as of December 31, 2024.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of December 31, 2024:

	Level 1	Level 2*	Level 3	Total
Assets
Investments
Common Stocks
Enterprise Software	$-	$-	$550,575	$550,575
Financials	-	-	1,897,584	1,897,584
Food – Retail	-	-	219,533	219,533
Gaming & Entertainment	-	-	1,072,731	1,072,731
Technology	1,501,799	-	-	1,501,799
Preferred Stocks
Consumer Staples	-	-	1,419,992	1,419,992
Financials	-	-	399,814	399,814
Technology	-	-	500,003	500,003
Short-Term Investments	7,181,366	-	-	7,181,366
Subtotal	$8,683,165	$-	$6,060,232	$14,743,397
Private Investment Funds				21,002,530
Total Investments				$35,745,927

* The Fund did not hold any level 2 securities at period end.